Cover	Jan. 08, 2026
Cover [Abstract]
Written Communications	false
Document Period End Date	Jan. 08, 2026
Soliciting Material	false
Entity Central Index Key	0001476765
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-00794
Entity Tax Identification Number	27-2326940
Entity Address, Address Line One	200 Park Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10166
City Area Code	212
Local Phone Number	750-6060
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, par value $0.001 per share
Trading Symbol	GBDC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Registrant Name	GOLUB CAPITAL BDC, INC.